Sarah R. Crespi State Street 1 Lincoln Street Mail Stop SUM0703 Boston, MA 02111 Tel +1 617 662 2641 Sarah.Crespi@StateStreet.com

March 1, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares U.S. ETF Trust (the “Trust”)

Securities Act File No. 333-179904;

Investment Company Act File No. 811-22649

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the following Trust funds, each dated March 1, 2019, do not differ from those contained in Post-Effective Amendment No. 466 to the Trust’s Registration Statement on Form N-1A, filed electronically on February 22, 2019:

iShares Bloomberg Roll Select Commodity Strategy ETF

iShares Commodities Select Strategy ETF

iShares Gold Strategy ETF

iShares Inflation Hedged Corporate Bond ETF

iShares Interest Rate Hedged Corporate Bond ETF

iShares Interest Rate Hedged Emerging Markets Bond ETF

iShares Interest Rate Hedged High Yield Bond ETF

iShares Interest Rate Hedged Long-Term Corporate Bond ETF

iShares Short Maturity Bond ETF

iShares Short Maturity Municipal Bond ETF

iShares Ultra Short-Term Bond ETF

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Yours truly,

/s/ Sarah R. Crespi
Sarah R. Crespi
Assistant Secretary

cc:	Benjamin J. Haskin, Esq.